Income Tax - Schedule of Reconciliation between the Income Tax Expense/(Credit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliation between the Income Tax Expense/(Credit) [Abstract]
Loss before tax	¥ (1,236,047)	$ (176,753)	¥ (395,255)	¥ (932,862)
Income tax computed at the statutory tax rate	(287,881)	(41,166)	(70,114)	(244,549)
Lower tax rate for a specific entity	59,759	8,545	7,112	59,396
Statutory income and expense	(12,900)	(1,845)	(17,534)	2,824
Items not subject to tax	(7,533)	(1,076)	(7,236)	(4,093)
Items not deductible for tax	49,582	7,091	24,045	9,192
Research and development super-deduction	(48,919)	(6,995)	(75,135)	(67,525)
(Gain)/loss attributable to joint ventures	(78)	(11)	71	(269)
Provision to return	68,391	9,779	(35,342)	23,311
Effect of tax rate changes on deferred taxes	(71,206)	(10,183)	(10,822)	(56,104)
Uncertain tax position	14,236	2,036	23,665
Effect of withholding tax on the interest income of the Group’s HK subsidiary	29	4
Tax loss expired	29,628	4,237	31,670
Deductible temporary differences not recognized	49,919	7,138	71,465	33,235
Tax losses not recognized	163,913	23,438	68,580	237,432
Income tax credit/(expense)	¥ 6,940	$ 992	¥ 10,425	¥ (7,150)